Subsequent Events	12 Months Ended
Dec. 31, 2013
Notes
Subsequent Events

Note 9 - Subsequent Events

The Company’s Management has reviewed all material events through the date of this report in accordance with ASC 855-10, and there are no material subsequent events to report.